RELATED PARTY TRANSACTIONS (Details Narrative) - USD ($)	1 Months Ended		3 Months Ended		6 Months Ended			12 Months Ended
	Jul. 26, 2019	Jun. 05, 2019	Sep. 30, 2020	Sep. 30, 2019	Sep. 30, 2020	Sep. 30, 2019	Sep. 30, 2018	Mar. 31, 2020	Mar. 31, 2019	Jul. 11, 2019
Signing bonus amount					$ 170,000
Compensation agreements description					the terms of the agreements the Company issued shares of common stock to the officers and directors equaling 18% of the outstanding shares of the Company as additional future shares are issued. The officers and directors are entitled to additional future shares so their aggregate ownership percentage remains at 18% of the future outstanding shares of the Company.
Common shares issued, shares					13,011			570,000
Expenses related party								$ 26,226
Due to related parties			$ 170,000		$ 170,000			1,283,607	$ 88,000
Consulting fees			$ 360,920	$ 186,770	$ 720,735	$ 313,040		2,832,672	0
Common stock, shares issued for services					1,405,572
President and Chief Executive Officer [Member]
Cash								105,000
Accrued fees								145,000
Chief Financial Officer [Member]
Cash								29,000
Accrued fees								151,000
Executive Vice President [Member]
Cash								6,000
Accrued fees								134,000
Four Officers and Directors [Member]
Common stock, shares issued for services					2,925,115
Common stock, shares issued for services, amount					$ 247,655
Former Officer [Member]
Accrued consulting fees									7,000
Consulting fees									23,000
Officers And Director [Member]
Due to related parties								21,876	88,000
Cash								4,250
Advances to related party								37,620
Payment of accounts payable bills								$ 33,370
One Officers And Director [Member]
Related party advance										$ 10,000
Repayment of related part debt	$ 10,000
Three Officers and Director [Member]
Common shares issued, shares						165,372		1,345,422
Due to related parties								$ 1,283,607	88,000
Accrued consulting fees								430,000
Consulting fees						$ 59,000		$ 140,000
Common stock, shares issued for services					2,925,115	165,372		1,345,522
Common stock, shares issued for services, amount					$ 247,655	$ 29,241		$ 176,422
Accrued compensation converted amount					1,387,872
Common stock shares issued for compensation					$ 13,831,101
Accrued consulting fees related party						120,710
Accrued additional fees								$ 854,926
Total consulting fees						179,710
Accrued expenses						6,209
Three Officers and Director [Member] | September 1, 2015 [Member]
Officers and directors employment agreement terms, description					The Company entered five-year employment contracts with three of its officers and directors. Under the terms of the agreements the Company issued shares of common stock to the officers and directors equaling 11% of the outstanding shares of the Company as of the date of the contracts. As additional future shares are issued, the officers and directors are entitled to additional shares so their aggregate ownership percentage remains at 11% of the outstanding shares of the Company.			the Company entered into five year employment contracts with three of its officers and directors. Under the terms of the agreements the Company issued shares of common stock to the officers and directors equaling 11% of the outstanding shares of the Company as of the date of the contracts. As additional future shares are issued, the officers and directors are entitled to additional shares, so their aggregate ownership percentage remains at 11% of the outstanding shares of the Company.
Three Officers and Director [Member] | Minimum [Member]
Conversion price per share								$ 0.10
Three Officers and Director [Member] | Maximum [Member]
Conversion price per share								$ 0.1725
Two Officers And Director [Member]
Conversion price per share		$ 0.1548
Accrued compensation converted amount		$ 99,000				$ 130,536		$ 293,320	$ 130,536
Accrued fees converted amount, shares		639,536				600,418		2,469,536	600,418
Related party and Chairman [Member]
Accrued consulting fees related party						$ 9,000	$ 6,000
Payment for consulting fees						$ 4,000	$ 9,000